Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 1,228	$ 580
Less accumulated depreciation and amortization		(440)	(268)
Property and equipment, net	$ 1,826	788	312
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		860	375
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		128	103
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		100	50
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		78	26
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		52	16
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 10	$ 10